UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Net revenue	$ 1,993,000	$ 1,620,000	$ 3,933,000	$ 3,038,000
Cost of revenue	1,455,000	1,389,000	2,926,000	2,708,000
Gross profit	538,000	231,000	1,007,000	330,000
Research and development expenses	120,000	132,000	248,000	235,000
Selling, general and administrative expenses	121,000	202,000	237,000	293,000
Operating expenses	241,000	334,000	485,000	528,000
Profit (loss) from operations	297,000	(103,000)	522,000	(198,000)
Finance expenses, net	(19,000)	(28,000)	(47,000)	(55,000)
Share of profit of joint ventures	1,000	1,000	2,000	2,000
Other income (expense), net	15,000	(24,000)	24,000	(20,000)
Profit (loss) before income taxes	294,000	(154,000)	501,000	(271,000)
Income tax expense	(30,000)	(20,000)	(59,000)	(30,000)
Net income (loss) for the period	264,000	(174,000)	442,000	(301,000)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	264,000	(173,000)	443,000	(299,000)
Non-controlling interest	0	(1,000)	(1,000)	(2,000)
Net income (loss) for the period	$ 264,000	$ (174,000)	$ 442,000	$ (301,000)
Net earnings (loss) per share attributable to the equity holders of the Company:
Weighted average shares outstanding, basic (in shares)	535	500	534	500
Diluted weighted average common shares outstanding (in shares)	550	500	550	500
Basic loss per share (in USD per share)	$ 0.49	$ (0.35)	$ 0.83	$ (0.60)
Diluted loss per share (in USD per share)	$ 0.48	$ (0.35)	$ 0.81	$ (0.60)